Main Accounting Practices - Schedule of Comprehensive Income Restated (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Main Accounting Practices - Schedule of Comprehensive Income Restated (Details) [Line Items]
NET INCOME (LOSS)		$ (174,938)	$ (121,609)	$ (516,241)	$ (196,788)	$ (132,460)	$ (630,311)	$ (812,788)	$ (959,559)	$ (1,627,821)	[1],[2]	$ (5,839,344)	[2],[3]
Other comprehensive income (loss), net of tax:
Net foreign currency translation (loss) gains										1,491,647		(159,281)
COMPREHENSIVE INCOME		$ (367,805)			$ (150,040)			$ (1,861,480)	$ (256,252)	(136,174)	[4]	(5,998,625)	[4]
Revision of Prior Period, Adjustment [Member]
Main Accounting Practices - Schedule of Comprehensive Income Restated (Details) [Line Items]
NET INCOME (LOSS)	[2]									(25,423)	[1]	(1,140,815)	[3]
Other comprehensive income (loss), net of tax:
Net foreign currency translation (loss) gains
COMPREHENSIVE INCOME	[4]									(25,423)		(1,140,815)
Prior [Member]
Main Accounting Practices - Schedule of Comprehensive Income Restated (Details) [Line Items]
NET INCOME (LOSS)	[2]									(1,602,398)	[1]	(4,698,529)	[3]
Other comprehensive income (loss), net of tax:
Net foreign currency translation (loss) gains										1,491,647		(159,281)
COMPREHENSIVE INCOME	[4]									$ (110,751)		$ (4,857,810)

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs
[4]	GAAP Adjustments related to R&D Costs